Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2013
Collection Period Start	1-Sep-13	Distribution Date	15-Oct-13
Collection Period End	30-Sep-13	30/360 Days	30
Beg. of Interest Period	16-Sep-13	Actual/360 Days	29
End of Interest Period	15-Oct-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	793,782,168.91	732,066,980.32	0.5469695
Total Securities		1,338,405,600.85	793,782,168.91	732,066,980.32	0.5469695
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	37,612,970.42	19,098,413.84	0.1273228
Class A-2b Notes	0.342300%	350,000,000.00	87,763,597.64	44,562,965.63	0.1273228
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	18,514,556.58	21,314.02	123.4303772	0.1420935
Class A-2b Notes	43,200,632.01	24,200.08	123.4303772	0.0691431
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	61,715,188.59	413,166.68

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,837,096.27
Monthly Interest				4,255,025.87
Total Monthly Payments				15,092,122.14

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				628,118.97
Aggregate Sales Proceeds Advance				27,907,097.07
Total Advances				28,535,216.04

Vehicle Disposition Proceeds:
Reallocation Payments				32,325,396.58
Repurchase Payments				824,038.28
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				13,445,013.14
Excess Wear and Tear and Excess Mileage				240,048.84
Remaining Payoffs				0.00
Net Insurance Proceeds				532,828.27
Residual Value Surplus				1,618,080.02
Total Collections				92,612,743.31

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	28,548,115.01			1,902
Involuntary Repossession	303,959.00			20
Voluntary Repossession	260,494.00			18
Full Termination	3,186,636.57			216
Bankruptcy	26,192.00			2
Insurance Payoff		526,070.36		28
Customer Payoff			368,995.88	15
Grounding Dealer Payoff			8,296,736.70	438
Dealer Purchase			3,136,572.89	151
Total	32,325,396.58	526,070.36	11,802,305.47	2,790

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	47,172	966,137,700.77	7.00000%	793,782,168.91
Total Depreciation Received		(12,544,854.15)		(11,156,504.29)
Principal Amount of Gross Losses	(64)	(1,320,349.80)		(1,086,233.82)
Repurchase / Reallocation	(59)	(1,018,936.94)		(824,038.28)
Early Terminations	(1,807)	(32,602,584.66)		(26,688,407.93)
Scheduled Terminations	(1,433)	(26,986,252.28)		(21,960,004.27)
Pool Balance - End of Period	43,809	891,664,722.94		732,066,980.32

Remaining Pool Balance
Lease Payment				133,566,571.90
Residual Value				598,500,408.42
Total				732,066,980.32

III. DISTRIBUTIONS

Total Collections					92,612,743.31
Reserve Amounts Available for Distribution
Total Available for Distribution					92,612,743.31

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					591,305.63
3. Reimbursement of Sales Proceeds Advance					18,187,152.38
4. Servicing Fee:
Servicing Fee Due					661,485.14
Servicing Fee Paid					661,485.14
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					19,439,943.15

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					21,314.02

Class A-2 Notes Monthly Interest Paid					21,314.02
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					24,200.08

Class A-2 Notes Monthly Interest Paid					24,200.08
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	413,166.68
Total Note and Certificate Monthly Interest Paid	413,166.68
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	72,759,633.48

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	61,715,188.59

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	61,715,188.59
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	11,044,444.89

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		11,044,444.89
Gross Reserve Account Balance		31,120,528.90
Remaining Available Collections Released to Seller		11,044,444.89
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		9.22
Monthly Prepayment Speed		70%
Lifetime Prepayment Speed		83%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,228,997.87
Securitization Value of Defaulted Receivables and Casualty Receivables	1,086,233.82	64
Aggregate Defaulted and Casualty Gain (Loss)	142,764.05
Pool Balance at Beginning of Collection Period	793,782,168.91
Net Loss Ratio	0.0180%

Cumulative Net Losses for all Periods	-0.0960%	(1,285,098.12)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,579,599.81	414
61-90 Days Delinquent	1,248,100.26	81
91-120+ Days Delinquent	424,323.47	26
Total Delinquent Receivables:	8,252,023.54	521
60+ Days Delinquencies as Percentage of Receivables	0.21%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	31,734,751.58	2117
Securitization Value	31,531,969.92
Aggregate Residual Gain (Loss)	202,781.66

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	142,215,723.49	8,976
Cumulative Securitization Value	139,458,589.23
Cumulative Residual Gain (Loss)	2,757,134.26

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		21,605,011.08
Reimbursement of Outstanding Advance		18,187,152.38
Additional Advances for current period		27,907,097.07
Ending Balance of Residual Advance		31,324,955.77

Beginning Balance of Payment Advance		1,491,941.66
Reimbursement of Outstanding Payment Advance		591,305.63
Additional Payment Advances for current period		628,118.97
Ending Balance of Payment Advance		1,528,755.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No